Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Financial Position [Abstract]
Redeemable common stock, shares	3,019,001	4,014,050	23,000,000
Redeemable common stock, price per share	$ 10.54	$ 10.37	$ 10.1
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	6,545,000	6,545,000	6,545,000
Common stock, shares outstanding	6,545,000	6,545,000	6,545,000